Acquisition of Aquila Biolabs GmbH (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share basic						$ (1.00)
Earnings per share Diluted						$ (1.00)
Revenues	$ 2,805,400	$ 2,864,900	$ 5,237,800	$ 5,758,600	$ 11,400,500	$ 9,775,200
Net loss	$ (2,370,500)	$ (1,535,000)	$ (4,079,400)	$ (2,105,300)	$ (13,668,100)	(3,672,500)
Pro forma information
Revenues						10,023,200
Net loss						$ (4,476,500)